SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - BALANCE SHEETS (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Assets:
Cash and cash equivalents	¥ 987,630,978	$ 141,229,352	¥ 984,611,409	¥ 1,195,351,730
Prepaid expenses and other current assets	43,546,807	6,227,111	34,078,494
Total assets	14,665,744,467	2,097,173,566	11,819,289,603
Liabilities:
Accrued expenses and other current liabilities	1,041,055,440	148,868,948	929,490,436
Total liabilities	6,828,943,830	976,525,980	4,866,134,961
Equity:
Common shares	206,793	29,571	206,793
Treasury stock	(967,773,090)	(138,389,711)	(509,643,763)
Additional paid-in capital	3,256,349,216	465,651,744	3,207,028,391
Retained earnings	5,484,293,291	784,243,511	4,174,511,191
Accumulated other comprehensive income	63,724,427	9,112,471	81,052,030
Total equity	7,836,800,637	1,120,647,586	6,953,154,642
Total liabilities and equity	14,665,744,467	2,097,173,566	11,819,289,603
Parent Company | Reportable legal entity
Assets:
Cash and cash equivalents	7,934,940	1,134,681	1,359,623
Prepaid expenses and other current assets	500,011	71,501	390,721
Amount due from subsidiaries and VIEs	324,658,501	46,425,548	910,228,376
Investments in subsidiaries and VIEs	7,503,918,049	1,073,046,009	6,286,783,144
Total assets	7,837,011,501	1,120,677,739	7,198,761,864
Liabilities:
Accrued expenses and other current liabilities	210,864	30,153	245,607,222
Total liabilities	210,864	30,153	245,607,222
Equity:
Common shares	206,793	29,571	206,793
Treasury stock	(967,773,090)	(138,389,711)	(509,643,763)
Additional paid-in capital	3,256,349,216	465,651,744	3,207,028,391
Retained earnings	5,484,293,291	784,243,511	4,174,511,191
Accumulated other comprehensive income	63,724,427	9,112,471	81,052,030
Total equity	7,836,800,637	1,120,647,586	6,953,154,642
Total liabilities and equity	¥ 7,837,011,501	$ 1,120,677,739	¥ 7,198,761,864